Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development expenses	$ 8,933,314	$ 3,496,796
General and administrative expenses	6,143,527	4,289,831
Ratchet share expense	1,099,360
Total operating expenses	16,176,201	7,786,627
Loss from operations	(16,176,201)	(7,786,627)
Other income (expense):
Interest expense	(6,967)	(827,539)
Interest income	1,870	2,012
Australian research and development incentives	313,625	43,666
Paycheck protection program loan forgiveness		62,500
Change in fair value of embedded features	(203,000)	(203,000)
Change in fair value of warrant liability	98,394	(1,546,280)
Loss on extinguishment of convertible notes and convertible notes, related parties		(2,322,943)
Other income (expense), net	406,922	(4,791,584)
Net loss	(15,769,279)	(12,578,211)
Net loss attributable to noncontrolling interests		(74,331)
Deemed dividend on warrant modification	(450,578)
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$ (16,219,857)	$ (12,503,880)
Net loss per share
Basic and diluted	$ (1.75)	$ (2.37)
Weighted average common shares outstanding basic and diluted	9,276,761	5,278,435